Financial assets and liabilities - Schedule Of Derivative Instruments Combination Of Put And Call Options (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2024 USD ($) $ / shares
Call option
Disclosure Of Financial Assets And Liabilities [Line Items]
Maturity date	May 13, 2025
Notional amount USD	$ 3,000
Fair value	$ 8
Exercise price | $ / shares	$ 1.1
Put option
Disclosure Of Financial Assets And Liabilities [Line Items]
Maturity date	May 13, 2025
Notional amount USD	$ 5,000
Fair value	$ (153)
Exercise price | $ / shares	$ 1.065
Call option
Disclosure Of Financial Assets And Liabilities [Line Items]
Maturity date	Jul. 11, 2025
Notional amount USD	$ 3,000
Fair value	$ 15
Exercise price | $ / shares	$ 1.1
Put option
Disclosure Of Financial Assets And Liabilities [Line Items]
Maturity date	Jul. 11, 2025
Notional amount USD	$ 5,000
Fair value	$ (157)
Exercise price | $ / shares	$ 1.065